Net Income Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerators
Partnership's net income	$ 52,489	$ 55,410	$ 44,012
Less:
Preferred unit holders' interest in Partnership's net income	11,101	11,334	14,042
General Partner's interest in Partnership's net income	818	879	593
Partnership's net income allocable to unvested units	285	8	0
Common unit holders' interest in Partnership's net income	$ 40,285	$ 43,189	$ 29,377
Denominators
Weighted average number of common units outstanding, basic and diluted	119,803,329	115,030,879	93,353,168
Net income per common unit:
Basic and Diluted	$ 0.34	$ 0.38	$ 0.31